Revenue - Schedule Of Deferred Commission (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Deferred commission, current	$ 1,206	$ 1,030	$ 1,534
Deferred commission, non-current	1,102	1,697	102
Total deferred commission	$ 2,308	$ 2,727	$ 1,636